Stock-based compensation - Stock options (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at the beginning of the period (in shares)				5,745,815	4,611,392	4,611,392
Granted (in shares)		1,179,877	2,183,106		4,015,356	4,386,856
Forfeited/Canceled (in shares)						(3,252,433)
Outstanding at the end of the period (in shares)						5,745,815	4,611,392
Exercisable at the end of the period (in shares)						2,370,335
Weighted average exercise price per share
Outstanding at the beginning of the period (in USD per share)				$ 7.28	$ 14.42	$ 14.42
Granted (in dollars per share)		$ 0.96	$ 1.46		1.51	1.51
Forfeited/Canceled (in dollars per share)						9.63
Outstanding at the end of period (in USD per share)						7.28	$ 14.42
Exercisable at the end of the period (in USD per share)						$ 13.37
Weighted average remaining contractual term (years)
Outstanding						8 years 3 months 26 days	8 years 2 months 23 days
Exercisable at the end of the period						7 years 29 days
Aggregate intrinsic value
Outstanding						$ 43,000	$ 45,000
Exercisable at the end of period						$ 42,000
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Dividend yield						0.00%	0.00%	0.00%
Expected term (years)
Additional disclosures
Total unrecognized compensation cost						$ 4,200,000
Weighted average period for recognition of compensation cost						2 years 7 months 17 days
Weighted average grant date fair value (in dollars per share)		$ 0.70	$ 1.11		$ 1.15
Non-Employee Stock
Shares
Granted (in shares)			150,000		150,000
Weighted average exercise price per share
Granted (in dollars per share)			$ 1.60		$ 1.60
Minimum [Member]
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Risk-free interest rate						1.30%	1.30%	1.60%
Volatility						87.00%	78.00%	72.00%
Expected term (years)						2 years	5 years 3 months 18 days	5 years 3 months 18 days
Maximum [Member]
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Risk-free interest rate						2.20%	2.00%	2.30%
Volatility						109.00%	89.00%	78.00%
Expected term (years)						6 years 10 months 25 days	9 years 10 months 24 days	9 years 10 months 24 days
Stock options
Shares
Outstanding at the beginning of the period (in shares)				5,745,815
Granted (in shares)	143,000			1,179,877
Forfeited/Canceled (in shares)				(1,529,717)
Outstanding at the end of the period (in shares)		5,395,975		5,395,975		5,745,815
Exercisable at the end of the period (in shares)		2,576,138		2,576,138
Weighted average exercise price per share
Outstanding at the beginning of the period (in USD per share)				$ 7.28
Granted (in dollars per share)				0.96
Forfeited/Canceled (in dollars per share)				5.90
Outstanding at the end of period (in USD per share)		$ 6.28		6.28		$ 7.28
Exercisable at the end of the period (in USD per share)		$ 10.88		$ 10.88
Weighted average remaining contractual term (years)
Outstanding				8 years 18 days		8 years 3 months 25 days
Exercisable at the end of the period				6 years 11 months 15 days
Aggregate intrinsic value
Outstanding		$ 1,000		$ 1,000		$ 43,000
Exercisable at the end of period		$ 1,000		$ 1,000
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Risk-free interest rate		0.00%		2.70%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Volatility		0.00%
Expected term (years)				6 years 1 month 9 days
Additional disclosures
Stock options exercised		$ 0	$ 0
Total unrecognized compensation cost		$ 2,800,000		$ 2,800,000
Weighted average period for recognition of compensation cost				2 years 10 months 24 days
Stock options | Minimum [Member]
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Risk-free interest rate			1.30%		1.30%
Volatility			89.00%	83.00%	89.00%
Expected term (years)			1 year 9 months 18 days		1 year 9 months 18 days
Stock options | Maximum [Member]
Assumptions used to estimate fair value of each stock-based option award on the grant date using the Black-Scholes option pricing model
Risk-free interest rate			2.00%		2.20%
Volatility			109.00%	85.00%	109.00%
Expected term (years)			6 years 10 months 24 days		6 years 10 months 24 days